Stock Options (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 01, 2020	Oct. 01, 2020	Mar. 31, 2020	Dec. 31, 2018
Stock options available	1,024,938	1,850,000				1,150,000
Stock options for future grants	1,975,062
Unvested options, shares	1,336,542
Unvested options, amount	$ 2,447,604
Intrinsic Value of stock options	$ 5,311,604
Director [Member]
Stock options available				300,000
Non-Employee Director [Member]
Stock options available				250,000
Mr. Monteverdi [Member]
Stock options available					648,000
Per share					$ 1.84
Employee [Member]
Stock options available			50,000
Per share			$ 2.62